Equity - Proposal for distribution of profits (Details) - SEK SEK / shares in Units, SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity
Proposed dividends	SEK 232	SEK 234
Profit available for distribution at the disposal of the annual general meeting	11,477
Dividend to the shareholder of Skr 58,65 per share, amounting	232
Remaining disposable funds to be carried forward	SEK 11,245
Dividend to shareholder per share	SEK 58.05